Accrued expenses and other payables	12 Months Ended
Dec. 31, 2020
Accrued expenses and other payables
Accrued expenses and other payables

14.    Accrued expenses and other payables

		As of December 31,
		2019	2020
		RMB	RMB
Accrual for salary and bonus		36,632	62,216
Other taxes and surcharge payable		36,448	52,027
Down payments collected on behalf of secondary property sellers	(1)	301	301
Amounts due to franchisees	(2)	14,278	9,108
Professional service fee		10,550	5,490
Others		240,417	152,506
Accrued expenses and other payables		338,626	281,648
(1)	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed. (see note 2(i)(iv))
(2)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2019 and 2020 represent the commission received on behalf of the real estate agency companies and guarantee deposits.